                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   ___/__/___/    (a)
             or fiscal year ending:   12/31/2006     (b)

Is this a transition report? (Y/N):                                         N
                                                                        --------
                                                                           Y/N

Is this an amendment to a previous filing? (Y/N):                           N
                                                                        --------
                                                                           Y/N

Those items or sub-items with a box "[X]Z[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

     B.   File Number: 811-02143

     C.   Telephone Number: (617) 663-3812

2.   A.   Street: 601 Congress Street

     B.   City: Boston                            C.   State: Massachusetts

     D.   Zip Code: 02210                         Zip Ext. 2805

     E.   Foreign Country: ____________________   Foreign Postal Code: _________

3.   Is this the first filing on this form by Registrant? (Y/N)             N
                                                                        --------
                                                                           Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)
                                                                            N
                                                                        --------
                                                                           Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)        N
     [If answer is "Y" (Yes), complete only items 89 through 110.]      --------
                                                                           Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                     Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]     --------
                                                                           Y/N

For period ending 12/31/2006
File number 811-02143

111.   A. [X]Z[X] Depositor Name: ______________________________________________

       B. [X]Z[X] File Number (if any): ________________________________________

       C. [X]Z[X] City: __________ State: ________ Zip Code: _____ Zip Ext: ____

       D. [X]Z[X] Foreign Country: _______________ Foreign Postal Code: ________

111.   A. [X]Z[X] Depositor Name: ___________________________

       B. [X]Z[X] File Number (if any): __________

       C. [X]Z[X] City:___________ State: ________ Zip Code: _____ Zip Ext: ____

       D. [X]Z[X] Foreign Country: _______________ Foreign Postal Code: ________

112.   A. [X]Z[X] Sponsor Name: _____________________________

       B. [X]Z[X] File Number (if any): __________

       C. [X]Z[X] City: __________ State: ________ Zip Code: _____ Zip Ext: ____

       D. [X]Z[X] Foreign Country: _______________ Foreign Postal Code: ________

112.   A. [X]Z[X] Sponsor Name: _____________________________

       B. [X]Z[X] File Number (if any): __________

       C. [X]Z[X] City: __________ State: ________ Zip Code: _____ Zip Ext: ____

       D. [X]Z[X] Foreign Country: _______________ Foreign Postal Code: ________

For period ending 12/31/2006
File number 811-02143

113.   A. [X]Z[X] Trustee Name: _____________________________

       B. [X]Z[X] City: ___________ State: ________Zip Code: _____ Zip Ext: ____

       C. [X]Z[X] Foreign Country: ________________Foreign Postal Code: ________

113.   A. [X]Z[X] Trustee Name: _____________________________

       B. [X]Z[X] City: ___________ State: ________Zip Code: _____ Zip Ext: ____

       C. [X]Z[X] Foreign Country: ________________Foreign Postal Code: ________

114.   A. [X]Z[X] Principal Underwriter Name: _______________

       B. [X]Z[X] File Number (if any): _____________________

       C. [X]Z[X] City: ___________ State: ________Zip Code: _____ Zip Ext: ____

       D. [X]Z[X] Foreign Country: ________________Foreign Postal Code: ________

114.   A. [X]Z[X] Principal Underwriter Name: _______________

       B. [X]Z[X] File Number (if any): ______________________

       C. [X]Z[X] City: ___________ State: ________Zip Code: _____ Zip Ext: ____

       D. [X]Z[X] Foreign Country: ________________Foreign Postal Code: ________

115.   A. [X]Z[X] Independent Public Accountant Name: _______________________

       B. [X]Z[X] City: ___________ State: ________Zip Code: _____ Zip Ext: ____

       C. [X]Z[X] Foreign Country: ________________Foreign Postal Code: ________

115.   A. [X]Z[X] Independent Public Accountant Name: _________________________

       B. [X]Z[X] City: ___________ State: ________Zip Code: _____ Zip Ext: ____

       C. [X]Z[X] Foreign Country: ________________Foreign Postal Code: ________

For period ending 12/31/2006
File number 811-02143

116.   Family of investment companies information:

       A. [X]Z[X] Is Registrant part of a family of
                  investment companies? (Y/N)
                                                                        --------
                                                                           Y/N

       B. [X]Z[X] Identify the family in 10 letters: MANULIFEIS

                  (NOTE: In filing this form, use this
                  identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [X]Z[X] Is Registrant a separate account
                  an insurance company? (Y/N)
                                                                        --------
                                                                           Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B. [X]Z[X] Variable annuity contracts? (Y/N)
                                                                        --------
                                                                           Y/N

       C. [X]Z[X] Schedule premium variable life contracts? (Y/N)
                                                                        --------
                                                                           Y/N

       D. [X]Z[X] Flexible premium variable life contracts? (Y/N)
                                                                        --------
                                                                           Y/N

       E. [X]Z[X] Other types of insurance products registered
                  under the Securities Act of 1933? (Y/N)               --------
                                                                           Y/N

118. [X]Z[X] State the number of series existing at the end of the period that had securities registered under the
             Securities Act of 1933                                            1
                                                                        --------

119. [X]Z[X] State the number of new series for which registration statements under the Securities Act of 1933 became
             effective during the period
                                                                        --------

120. [X]Z[X] State the total value of the portfolio securities on the date of deposit for the new series included in
             item 119 ($000's omitted)                                  $
                                                                        --------

121. [X]Z[X] State the number of series for which a current
             prospectus was in existence at the end of the period              1
                                                                        --------

122. [X]Z[X] State the number of existing series for which
             additional units were registered under the Securities
             Act of 1933 during the current period
                                                                        --------

For period ending 12/31/2006
File number 811-02143

123. [X]Z[X] State the total value of the additional units
             considered in answering item 122 ($000's omitted)          $
                                                                        --------

124. [X]Z[X] State the total value of units of prior series that were placed in the portfolios of subsequent series
             during the current period (the value of these units is
             to be measured on the date they were placed in the
             subsequent series) ($000's omitted)
                                                                        --------

125. [X]Z[X] State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal
             underwriter during the current period solely from the
             sale of units of all series of Registrant ($000's
             omitted)                                                   $
                                                                        --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series). ($000's omitted)
                                                                        $  0
                                                                        --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of   Total Assets     Total Income
                                                Series       ($000's       Distributions
                                              Investing     omitted)     ($000's omitted)
                                              ---------   ------------   ----------------
A  U.S. Treasury direct issue                 _________   $___________   $_______________
B  U.S. Government agency                     _________   $___________   $_______________
C  State and municipal tax-free               _________   $___________   $_______________
D  Public utility debt                        _________   $___________   $_______________
E  Broker or dealers debt or debt of
   brokers' or dealers' parent                _________   $___________   $_______________
F  All other corporate intermed. & long-
   term debt                                  _________   $___________   $_______________
G  All other corporate short-term debt        _________   $___________   $_______________
H  Equity securities or brokers or dealers
   or parents of brokers or dealers           _________   $___________   $_______________
I  Investment company equity securities       _________   $___________   $_______________
J  All other equity securities                        1   $    814,805   $         54,146
K  Other securities                                       $___________   $_______________
L  Total assets of all series of Registrant           1   $    814,805   $         54,146

For period ending 12/31/2006
File number 811-02143

128. [X]Z[X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
             an entity other than the insurer? (Y/N)
                                                                        --------
                                                                           Y/N

             [If answer is "N" (No), go to item 131.]

129. [X]Z[X] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N)
                                                                        --------
                                                                           Y/N

             [If answer is "N" (No), go to item 131.]

130. [X]Z[X] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
             item 129 derived from insurance or guarantees? (Y/N)
                                                                        --------
                                                                           Y/N

131.   Total expenses incurred by all series of Registrants during the
       current reporting period ($000's omitted)                          $9,592
                                                                        --------

132. [X]Z[X] List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

             811-02143   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

For period ending 12/31/2006
File number 811-02143

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2007.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U


By: /s/ Yiji Starr
    -----------------------------------
    Yiji Starr
    Vice President & CFO Annuities





/s/ Arnold R. Bergman
---------------------------------------
Witness:
Arnold R. Bergman
Chief Counsel Annuities